Schedule of Financial Assets and Liabilities not Carried at Fair Value (Details) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 250,310	$ 227,679
Total loans, net of allowance for loan losses	719,220	717,523
FINANCIAL LIABILITIES
Deposits	1,118,681	1,135,333
Securitization liabilities at amortized cost	15,272	15,768
Subordinated notes and debentures	11,303	11,477
Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	250,310	227,679
Total loans, net of allowance for loan losses	719,220	717,523
Total financial assets not carried at fair value	969,530	945,202
FINANCIAL LIABILITIES
Deposits	1,118,681	1,135,333
Securitization liabilities at amortized cost	15,272	15,768
Subordinated notes and debentures	11,303	11,477
Total financial liabilities not carried at fair value	1,145,256	1,162,578
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	194,579	174,592
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	55,731	53,087
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	251,481	228,873
Total loans, net of allowance for loan losses	725,555	727,197
Total financial assets not carried at fair value	977,036	956,070
FINANCIAL LIABILITIES
Deposits	1,119,303	1,137,624
Securitization liabilities at amortized cost	15,459	16,143
Subordinated notes and debentures	12,118	12,374
Total financial liabilities not carried at fair value	1,146,880	1,166,141
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	195,263	175,500
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 56,218	$ 53,373